Shares in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Shares in subsidiaries
Schedule of shares in subsidiaries

	December 31, 2024		December 31, 2023
Skr mn	Book value	Number of shares	Book value	Number of shares
SEKETT AB (reg. no 559132-9668)	0	50	0	50